Trade and other receivables (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Current
Trade receivables, net of loss allowance	¥ 345,123	¥ 315,001
Amounts due from related parties	4,978	1,791
Miscellaneous expenses paid on behalf of franchisees	264,643	192,072
Value-added tax ("VAT") recoverable	144,552	79,590
Rental deposits	103,664	94,423
Receivables due from online payment platforms and banks	22,236	33,309
Prepayments for inventories	44,977	38,758
Prepayments for licensing expenses	25,947	11,503
Prepayment for listing expenses	32,904
Others	71,540	58,278
Trade and other receivables	1,060,564	824,725
Gross carrying amount
Current
Trade receivables, net of loss allowance	425,330	374,828
Loss allowance
Current
Trade receivables, net of loss allowance	¥ (80,207)	¥ (59,827)